Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Direct financing leases USD ($)	Mar. 31, 2011 Direct financing leases JPY (¥)	Mar. 31, 2010 Direct financing leases JPY (¥)	Mar. 31, 2011 Installment Loans JPY (¥)	Mar. 31, 2011 Installment Loans USD ($)	Mar. 31, 2010 Installment Loans JPY (¥)
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of Assets managed or sold on securitization receivables	$ 45,911	¥ 3,817,510	¥ 3,459,020	$ 10,034	¥ 834,346	¥ 883,452	¥ 2,983,164	$ 35,877	¥ 2,575,568
Less: assets sold on securitization	(42)	(3,493)	(238,288)
Assets held in portfolio	45,869	3,814,017	3,220,732
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	4,147	344,855	386,146	274	22,787	25,682	322,068	3,873	360,464
Assets managed or sold on securitization net credit losses	$ 741	¥ 61,654	¥ 57,797	$ 90	¥ 7,505	¥ 8,744	¥ 54,149	$ 651	¥ 49,053